INCOME TAXES (Details) - Reconciliation of income taxes at the Federal statutory tax rate - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Reconciliation of income taxes at the Federal statutory tax rate [Abstract]
Federal statutory income Tax rate	$ (1,706,000)	$ (469,000)
Federal statutory income Tax rate	(34.00%)	(34.00%)
State income taxes	$ (411,000)	$ (117,000)
State income taxes	(8.20%)	(8.50%)
Permanent differences	$ 2,000	$ 1,000
Permanent differences	0.10%	0.10%
Expiring net operating losses, credits and other	$ 350,000	$ (22,000)
Expiring net operating losses, credits and other	7.00%	(1.60%)
Change in valuation allowance	$ 1,765,000	$ 607,000
Change in valuation allowance	35.10%	44.00%
Income tax provision
Income tax provision	0.00%	0.00%